Shareholder Report, Holdings (Details) - C000241222	Jun. 30, 2024
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.40%
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.20%
FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_136385101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_075887109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_235851102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%